Rule 497(e)
                                         Securities Act File No. 033-82362
                                         Investment Company File No. 811-8686
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                          WARBURG PINCUS JAPAN OTC FUND
                Supplement to Prospectus dated February 25, 1997

         Effective at the close of business on May 23, 1997, SPARX Investment & Research, USA, Inc. ("SPARX") will no longer serve as sub-investment adviser to Warburg Pincus Japan OTC Fund (the "Fund") and Warburg, Pincus Counsellors, Inc. ("Warburg") will assume total investment management responsibilities. P. Nicholas Edwards, a managing director of Warburg, will become a co-portfolio manager of the Fund, and Shuhei Abe and Toshikatsu Kimura, both of SPARX, will no longer participate in portfolio management of the Fund. Mr. Edwards also serves as portfolio manager of Warburg Pincus Japan Growth Fund.

Dated: May 21, 1997                                      WPISF-16-0597

                          WARBURG PINCUS JAPAN OTC FUND

                                (Advisor Shares)
                Supplement to Prospectus dated February 25, 1997

         Effective at the close of business on May 23, 1997, SPARX Investment & Research, USA, Inc. ("SPARX") will no longer serve as sub-investment adviser to Warburg Pincus Japan OTC Fund (the "Fund") and Warburg, Pincus Counsellors, Inc. ("Warburg") will assume total investment management responsibilities. P. Nicholas Edwards, a managing director of Warburg, will become a co-portfolio manager of the Fund, and Shuhei Abe and Toshikatsu Kimura, both of SPARX, will no longer participate in portfolio management of the Fund. Mr. Edwards also serves as portfolio manager of Warburg Pincus Japan Growth Fund.

Dated: May 21, 1997                                          ADOTC-16-0597